Income Taxes - Schedule of non-capital losses (Details) $ in Thousands	Jul. 31, 2021 CAD ($)
Income taxes paid (refund) [abstract]
2022	$ 219
2023	281
2024	164
2025	748
2026	632
2027	104
2028	2,092
2029	1,350
2030	75
2031	2,867
2032	3,018
2033	4,030
2034	1,772
2035	2,413
2036	12,889
2037	37,244
2038	64,821
2039	57,938
2040	157,595
2041	24,764
Indefinite	1,179
Total	$ 376,195